Reynolds Blue Chip Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Aerospace & Defense - 1.1%
General Dynamics Corp.	275	$79,788
General Electric Co.	3,850	612,035
		691,823

Automobile Components - 0.0%(a)
Modine Manufacturing Co.(b)	200	20,038

Automobiles - 0.1%
Tesla, Inc.(b)	200	39,576

Banks - 0.5%
JPMorgan Chase & Co.	1,650	333,729

Beverages - 0.0%(a)
Monster Beverage Corp.(b)	500	24,975

Biotechnology - 0.3%
BioNTech SE - ADR(b)	550	44,198
CureVac NV(b)	2,000	6,800
Moderna, Inc.(b)	300	35,625
Neurocrine Biosciences, Inc.(b)	400	55,068
United Therapeutics Corp.(b)	100	31,855
		173,546

Broadline Retail - 6.8%
Amazon.com, Inc.(b)	21,950	4,241,837
Coupang, Inc.(b)	1,400	29,330
eBay, Inc.	1,400	75,208
Macy's, Inc.	1,500	28,800
PDD Holdings, Inc. - ADR(b)	250	33,238
		4,408,413

Building Products - 0.3%
Carlisle Cos., Inc.	100	40,521
Johnson Controls International PLC	900	59,823
Trane Technologies PLC	300	98,679
		199,023

Capital Markets - 0.8%
BlackRock, Inc.	100	78,732
Carlyle Group, Inc.	1,300	52,195
Futu Holdings Ltd. - ADR(b)	900	59,044
Goldman Sachs Group, Inc.	300	135,696
Interactive Brokers Group, Inc. - Class A	300	36,780
Morgan Stanley	500	48,595
Robinhood Markets, Inc. - Class A(b)	1,800	40,878
T Rowe Price Group, Inc.	750	86,483
		538,403

Chemicals - 0.1%
Sherwin-Williams Co.	150	44,765

Commercial Services & Supplies - 0.1%
Waste Connections, Inc.	250	43,840
Waste Management, Inc.	200	42,668
		86,508

Communications Equipment - 1.3%
Arista Networks, Inc.(b)	1,550	543,244
Ciena Corp.(b)	700	33,726
Cisco Systems, Inc.	2,800	133,028
F5, Inc.(b)	800	137,784
		847,782

Construction & Engineering - 0.1%
Quanta Services, Inc.	150	38,114

Consumer Finance - 0.5%
American Express Co.	1,400	324,170

Consumer Staples Distribution & Retail - 2.1%
Casey's General Stores, Inc.	125	47,695
Costco Wholesale Corp.	1,200	1,019,988
Dollar General Corp.	250	33,057
Dollar Tree, Inc.(b)	250	26,693
Walmart, Inc.	3,700	250,527
		1,377,960

Containers & Packaging - 0.1%
Avery Dennison Corp.	200	43,730

Diversified Consumer Services - 0.0%(a)
WW International, Inc.(b)	2,000	2,340

Electrical Equipment - 0.5%
Emerson Electric Co.	300	33,048
Encore Wire Corp.	125	36,229
GE Vernova, Inc.(b)	1,037	177,856
Vertiv Holdings Co. - Class A	800	69,256
		316,389

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. - Class A	1,000	67,370
CDW Corp./DE	900	201,456
Celestica, Inc.(b)	400	22,932
Cognex Corp.	500	23,380
Coherent Corp.(b)	900	65,214
Jabil, Inc.	250	27,197
TE Connectivity Ltd.	500	75,215
		482,764

Energy Equipment & Services - 0.1%
Schlumberger NV	900	42,462

Entertainment - 6.4%
Live Nation Entertainment, Inc.(b)	700	65,618
NetEase, Inc. - ADR	200	19,116
Netflix, Inc.(b)	5,650	3,813,072
ROBLOX Corp. - Class A(b)	900	33,489
Roku, Inc.(b)	700	41,951
Spotify Technology SA(b)	450	141,206
Take-Two Interactive Software, Inc.(b)	250	38,872
		4,153,324

Financial Services - 1.0%
Berkshire Hathaway, Inc. - Class B(b)	250	101,700
Block, Inc.(b)	1,100	70,939
Fidelity National Information Services, Inc.	2,100	158,256
Fiserv, Inc.(b)	1,050	156,492
Global Payments, Inc.	400	38,680
Mastercard, Inc. - Class A	175	77,203
Toast, Inc. - Class A(b)	2,800	72,156
		675,426

Ground Transportation - 0.2%
Uber Technologies, Inc.(b)	1,900	138,092

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	350	36,368
Align Technology, Inc.(b)	150	36,214
Boston Scientific Corp.(b)	3,200	246,432
Edwards Lifesciences Corp.(b)	400	36,948
Intuitive Surgical, Inc.(b)	1,550	689,518
Masimo Corp.(b)	700	88,158
Novocure Ltd.(b)	2,000	34,260
Stryker Corp.	300	102,075
		1,269,973

Health Care Providers & Services - 0.2%
HCA Healthcare, Inc.	150	48,192
Quest Diagnostics, Inc.	250	34,220
Tenet Healthcare Corp.(b)	250	33,258
		115,670

Hotels, Restaurants & Leisure - 6.5%
Airbnb, Inc. - Class A(b)	850	128,885
Booking Holdings, Inc.	450	1,782,675
Chipotle Mexican Grill, Inc.(b)	16,000	1,002,400
Choice Hotels International, Inc.	350	41,650
Domino's Pizza, Inc.	200	103,266
DoorDash, Inc. - Class A(b)	600	65,268
DraftKings, Inc. - Class A(b)	4,400	167,948
Hilton Worldwide Holdings, Inc.	700	152,740
Hyatt Hotels Corp. - Class A	700	106,344
Marriott International, Inc./MD - Class A	550	132,974
Norwegian Cruise Line Holdings Ltd.(b)	1,700	31,943
Royal Caribbean Cruises Ltd.(b)	500	79,715
Shake Shack, Inc. - Class A(b)	1,450	130,500
Starbucks Corp.	1,000	77,850
Wingstop, Inc.	400	169,064
Wyndham Hotels & Resorts, Inc.	400	29,600
		4,202,822

Household Durables - 0.6%
DR Horton, Inc.	250	35,232
KB Home	500	35,090
Lennar Corp. - Class A	1,700	254,779
Sonos, Inc.(b)	2,000	29,520
Toll Brothers, Inc.	500	57,590
		412,211

Industrial Conglomerates - 0.1%
3M Co.	400	40,876
Honeywell International, Inc.	200	42,708
		83,584

Insurance - 0.1%
Progressive Corp.	450	93,470

Interactive Media & Services - 11.9%
Alphabet, Inc. - Class A	8,000	1,457,200
Alphabet, Inc. - Class C	9,900	1,815,858
fuboTV, Inc.(b)	5,000	6,200
Meta Platforms, Inc. - Class A	8,400	4,235,448
Reddit, Inc. - Class A(b)	400	25,556
Snap, Inc. - Class A(b)	5,500	91,355
TripAdvisor, Inc.(b)	2,600	46,306
		7,677,923

IT Services - 1.0%
Accenture PLC - Class A	250	75,853
Cloudflare, Inc. - Class A(b)	1,500	124,245
Cognizant Technology Solutions Corp. - Class A	1,000	68,000
GoDaddy, Inc. - Class A(b)	250	34,927
International Business Machines Corp.	250	43,237
Okta, Inc.(b)	550	51,485
Shopify, Inc. - Class A(b)	1,500	99,075
Snowflake, Inc. - Class A(b)	750	101,318
Wix.com Ltd.(b)	450	71,582
		669,722

Life Sciences Tools & Services - 0.3%
OmniAb, Inc.(b)	2,450	9,188
Thermo Fisher Scientific, Inc.	300	165,900
		175,088

Machinery - 0.3%
Caterpillar, Inc.	400	133,240
Parker-Hannifin Corp.	100	50,581
		183,821

Media - 0.1%
Trade Desk, Inc. - Class A(b)	900	87,903

Oil, Gas & Consumable Fuels - 0.2%
Targa Resources Corp.	250	32,195
Texas Pacific Land Corp.	150	110,141
Vitesse Energy, Inc.	129	3,057
		145,393

Passenger Airlines - 0.3%
Delta Air Lines, Inc.	2,500	118,600
United Airlines Holdings, Inc.(b)	1,800	87,588
		206,188

Personal Care Products - 0.1%
elf Beauty, Inc.(b)	200	42,144

Pharmaceuticals - 1.3%
Eli Lilly & Co.	590	534,174
GSK PLC - ADR	800	30,800
Merck & Co., Inc.	550	68,090
Novartis AG - ADR	300	31,938
Novo Nordisk AS - ADR	1,000	142,740
Pfizer, Inc.	1,200	33,576
		841,318

Professional Services - 0.4%
Equifax, Inc.	275	66,676
Jacobs Solutions, Inc.	250	34,928
Leidos Holdings, Inc.	250	36,470
Paychex, Inc.	250	29,640
Paycom Software, Inc.	200	28,608
Paylocity Holding Corp.(b)	250	32,963
SS&C Technologies Holdings, Inc.	600	37,602
		266,887

Real Estate Management & Development - 0.1%
Redfin Corp.(b)	13,000	78,130

Semiconductors & Semiconductor Equipment - 21.1%
Advanced Micro Devices, Inc.(b)	4,656	755,250
Analog Devices, Inc.	500	114,130
Applied Materials, Inc.	1,050	247,789
ARM Holdings PLC - ADR(b)	4,500	736,290
ASML Holding NV	90	92,046
Axcelis Technologies, Inc.(b)	100	14,219
Broadcom, Inc.	380	610,101
Entegris, Inc.	1,350	182,790
Intel Corp.	2,600	80,522
KLA Corp.	300	247,353
Lam Research Corp.	100	106,485
Marvell Technology, Inc.	3,100	216,690
Micron Technology, Inc.	1,100	144,683
NVIDIA Corp.	68,500	8,462,490
NXP Semiconductors NV	500	134,545
ON Semiconductor Corp.(b)	1,100	75,405
Qorvo, Inc.(b)	250	29,010
QUALCOMM, Inc.	1,050	209,139
Rambus, Inc.(b)	600	35,256
Skyworks Solutions, Inc.	300	31,974
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,000	869,050
Teradyne, Inc.	450	66,730
Texas Instruments, Inc.	200	38,906
Universal Display Corp.	900	189,225
		13,690,078

Software - 20.2%
Adobe, Inc.(b)	200	111,108
ANSYS, Inc.(b)	100	32,150
AppLovin Corp. - Class A(b)	400	33,288
Aspen Technology, Inc.(b)	600	119,178
Autodesk, Inc.(b)	1,300	321,685
Box, Inc. - Class A(b)	2,400	63,456
C3.ai, Inc. - Class A(b)	5,100	147,696
Cadence Design Systems, Inc.(b)	1,450	446,237
Check Point Software Technologies Ltd.(b)	450	74,250
CommVault Systems, Inc.(b)	800	97,256
Crowdstrike Holdings, Inc. - Class A(b)	6,950	2,663,170
CyberArk Software Ltd.(b)	1,550	423,801
Datadog, Inc. - Class A(b)	1,400	181,566
DocuSign, Inc.(b)	1,000	53,500
Fair Isaac Corp.(b)	150	223,299
Five9, Inc.(b)	1,400	61,740
Fortinet, Inc.(b)	1,400	84,378
Intuit, Inc.	200	131,442
JFrog Ltd.(b)	2,100	78,855
Microsoft Corp.	7,950	3,553,253
Monday.com Ltd.(b)	350	84,266
Nice Ltd. - ADR(b)	400	68,788
Oracle Corp.	4,700	663,640
Palantir Technologies, Inc. - Class A(b)	8,700	220,371
Palo Alto Networks, Inc.(b)	3,000	1,017,030
PTC, Inc.(b)	200	36,334
Salesforce, Inc.	5,050	1,298,355
SAP SE - ADR	1,900	383,249
ServiceNow, Inc.(b)	300	236,001
Synopsys, Inc.(b)	50	29,753
Tyler Technologies, Inc.(b)	100	50,278
Workday, Inc. - Class A(b)	300	67,068
		13,056,441

Specialty Retail - 3.2%
Abercrombie & Fitch Co. - Class A(b)	300	53,352
AutoNation, Inc.(b)	250	39,845
AutoZone, Inc.(b)	300	889,230
Best Buy Co., Inc.	2,100	177,009
CarMax, Inc.(b)	500	36,670
Carvana Co.(b)	500	64,360
Dick's Sporting Goods, Inc.	450	96,682
RH(b)	100	24,444
Ross Stores, Inc.	1,300	188,916
TJX Cos., Inc.	2,300	253,230
Tractor Supply Co.	200	54,000
Ulta Beauty, Inc.(b)	100	38,587
Wayfair, Inc. - Class A(b)	800	42,184
Williams-Sonoma, Inc.	400	112,948
		2,071,457

Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	12,600	2,653,812
Dell Technologies, Inc. - Class C	2,650	365,461
Hewlett Packard Enterprise Co.	1,100	23,287
HP, Inc.	800	28,016
Logitech International SA	350	33,908
NetApp, Inc.	1,000	128,800
Pure Storage, Inc. - Class A(b)	500	32,105
Seagate Technology Holdings PLC	300	30,981
Super Micro Computer, Inc.(b)	590	483,417
Western Digital Corp.(b)	2,500	189,425
		3,969,212

Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp.(b)	75	72,596
Lululemon Athletica, Inc.(b)	150	44,805
NIKE, Inc. - Class B	400	30,148
		147,549

Trading Companies & Distributors - 0.2%
Fastenal Co.	800	50,272
WW Grainger, Inc.	100	90,224
		140,496

Water Utilities - 0.1%
American Water Works Co., Inc.	300	38,748
TOTAL COMMON STOCKS (Cost $37,820,638)		64,669,580

REAL ESTATE INVESTMENT TRUSTS - 0.1%	Shares	Value
Digital Realty Trust, Inc.	200	30,410
Simon Property Group, Inc.	250	37,950
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $66,854)		68,360

RIGHTS - 0.0%	Contracts	Value
Biotechnology - 0.0%
OmniAb Operations, Inc. — $12.50 Earnout Shares (b)(c)	189	0
OmniAb Operations, Inc. — $15.00 Earnout Shares (b)(c)	189	0
Total Life Sciences Tools & Services		0
TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%	Shares
First American Government Obligations Fund - Class X, 5.23%(d)	314,882	314,882
TOTAL SHORT-TERM INVESTMENTS (Cost $314,882)		314,882

TOTAL INVESTMENTS - 100.4% (Cost $38,202,374)		65,052,822
Liabilities in Excess of Other Assets - (0.4)%		(289,126)
TOTAL NET ASSETS - 100.0%		$64,763,696

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments and money market funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price.  Securities which are traded on Nasdaq (including closed-end funds) under one of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser as the valuation designee appointed by the Board of Directors (the “Board”), in accordance with valuation procedures approved by the Board. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2024, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$64,669,580	$–	$–	$64,669,580
Real Estate Investment Trusts	68,360	–	–	68,360
Rights	–	–	0	0
Money Market Funds	314,882	–	–	314,882
Total Investments	$65,052,822	$–	$0	$65,052,822

Refer to the Schedule of Investments for additional information.